DEBT AND LETTER OF CREDIT (Tables)	12 Months Ended
Oct. 31, 2012
Debt And Letter Of Credit Tables
Schedule of debt

Debt as of October 31, 2012 and 2011 consists of the following:

	10/31/12	10/31/11
Mortgage notes payable to bank, interest fixed at 6.90% payable in monthly installments of $61,769 including interest through Fiscal 2031.	$7,802,416	$7,997,897
Mortgage notes payable to bank, interest at the bank’s prime rate payable in monthly installments of $3,198 through January 2014. Paid in full in Fiscal 2012.	0	118,320
Mortgage note payable to bank, interest fixed at 5.59% payable in monthly installments of $44,156 including interest through October 2014.	6,759,338	6,900,665
Construction and site development line of credit mortgage note payable to bank, interest at the greater of LIBOR plus 3.5% or 5.5% payable in installments due at the closing of each unit within the development through September 2012 or on demand. Paid in full in Fiscal 2012.	0	6,156,652
Revolving line of credit payable to bank, interest at the greater of LIBOR plus 3.5% or 5.5% (5.5% at October 31, 2012) payable on demand.	2,221,237	1,197,131
Term note payable to bank, interest at one-month LIBOR plus 3.0%. Interest only payments due monthly through December 2011 at which time principal balance is due in full. Paid in full in Fiscal 2012.	0	4,600,000
Capital lease obligation payable to bank, interest fixed at 5.23%, payable in 24 installments of $8,682 due April 2011 through September 2014.	97,425	142,455
	16,880,416	27,113,120
Discontinued operations debt:
Mortgage note payable to bank, interest fixed at 6.75% payable in monthly installments of $7,255 including interest through May 2014. (Included in liabilities of discontinued operations.) Paid in full in fiscal 2012.	0	1,010,384
	$16,880,416	$28,123,504